Direct Vessels Expenses	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DIRECT VESSEL EXPENSES [Text Block]
NOTE 13: DIRECT VESSEL EXPENSES

Direct vessel expenses for the year ended December 31, 2011, 2010 and 2009 were as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Payroll and related costs	$43,587	$33,550	$25,446
Insurances	2,437	2,441	2,437
Repairs and maintenance	10,128	8,229	3,854
Lubricants	1,054	540	515
Other expenses	6,216	5,662	4,843
Total	$63,422	$50,422	$37,095